Leases - Schedule of Additional Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease, right-of-use asset, statement of financial position [Extensible List]	Accrued income and other assets	Accrued income and other assets
Right-of-use assets	$ 444	$ 453
Operating lease, liability, statement of financial position [Extensible List]	Accrued expense and other liabilities	Accrued expense and other liabilities
Operating lease liabilities	$ 484	$ 506